CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		105 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 289,469	$ (262,818)	$ (2,832,452)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation expense	1,761	944	2,705
Stock-based compensation	125,000	0	125,000
Amortization of debt discount	0	0	9,618
Unrealized and realized gain on derivatives, net	(1,591,424)	(1,032,704)	(1,561,881)
Changes in operating assets and liabilities:
Other receivables	5,907	(5,907)	0
Accounts payable	(2,867)	23,204	(10,881)
Accounts payable - related party	101,873	(52,250)	259,538
Other accrued expenses - related party	54,000	0	56,642
Interest accrued on notes payable from related party	0	0	1,621
Net cash used in operating activities	(697,231)	(817,764)	(2,649,944)
Cash flows from investing activities:
Purchase of property and equipment	0	(8,809)	(8,809)
Acquisition of mining rights	(40,000)	(10,000)	(70,000)
Net cash used in investing activities	(40,000)	(18,809)	(78,809)
Cash flows from financing activities:
Proceeds from related party loans	0	0	92,430
Proceeds from common and preferred stock issued, net of offering costs	168,250	396,500	2,958,523
Payments from cancellation of common stock	0	0	(63,000)
Net cash provided by financing activities	168,250	396,500	2,987,953
Net increase (decrease) in cash	(568,981)	(440,073)	259,200
Cash - beginning of period	828,181	1,268,254	0
Cash - end of period	259,200	828,181	259,200
Cash paid during the period for :
Interest	0	0	0
Income taxes	0	0	0
Non-cash investing and financing activities:
Issuance of common stock for convertible notes	0	0	3,660
Re-class of derivatives related to convertible notes	0	0	91,365
Common stock cancellation	1,000	0	62,700
Issuance of common stock for acquisition of mining rights	3,750	17,500	21,250
Related Party Transactions
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation	307,777	505,539	1,316,429
Changes in operating assets and liabilities:
Prepaid expenses	0	33,784	0
Non-cash investing and financing activities:
Contributed capital	0	0	374
Related party note receivable write-off	0	0	557,927
All Other
Changes in operating assets and liabilities:
Prepaid expenses	11,273	(27,556)	(16,283)
Derivative
Non-cash investing and financing activities:
Debt discount due to derivative liabilities	0	0	9,618
Issuance of derivative warrant instruments	101,985	544,034	1,969,152
Stockholders
Non-cash investing and financing activities:
Contributed capital	$ 0	$ 0	$ 157,665